Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)		Common Class A	Common Class B	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Foreign Currency Translation Adjustments USD ($)	Net Unrealized Loss On Securities Available For Sale USD ($)	Parent USD ($)	Retained Earnings USD ($)	Noncontrolling Interest USD ($)
Beginning Balance at Dec. 31, 2009	$ 24,501				$ 9,489	$ 9,279	$ 5,670		$ 5,670		$ 63
Beginning Balance (in shares) at Dec. 31, 2009			48,633,888	25,298,329
Net income for the year	63,148									63,108	40
Other comprehensive income:
Foreign currency translation adjustments	5,344						5,344		5,344
Unrealized gain on available-for-sale security	(721)							(721)	(721)
Share-based compensation	16,204					16,204
Initial public offering of ordinary shares (in shares)			987,656
Initial public offering of ordinary shares	10,494				127	10,367
Exercise of share options (in shares)			1,145,882
Exercise of share options	308				148	160
Effect on fixed exchange rate of dividends to shareholders	3,389					3,389
Ending Balance at Dec. 31, 2010	122,667				9,764	39,399	11,014	(721)	10,293	63,108	103
Ending Balance (in shares) at Dec. 31, 2010			50,767,426	25,298,329
Transfer of shares from Class B to Class A			1,151,679	(1,151,679)
Net income for the year	101,597									101,625	(28)
Other comprehensive income:
Foreign currency translation adjustments	10,839						10,839		10,839
Reclassification adjustment for loss included in net income	721							721	721
Share-based compensation	7,170					7,170
Initial public offering of ordinary shares (in shares)			704
Initial public offering of ordinary shares	6					6
Exercise of share options (in shares)			1,894,109	190,000
Exercise of share options	3,531				268	3,263
Dividends declared	(154,548)									(154,548)
Ending Balance at Dec. 31, 2011	91,983				10,032	49,838	21,853		21,853	10,185	75
Ending Balance (in shares) at Dec. 31, 2011			53,813,918	24,336,650
Net income for the year	151,804									151,810	(6)
Other comprehensive income:
Foreign currency translation adjustments	1,378						1,378		1,378
Unrealized gain on available-for-sale security	743							743	743
Contribution by noncontrolling interests	636										636
Contribution from shareholder (Note 19(b))	142					142
Disposal of a subsidiary	(75)										(75)
Share-based compensation	7,149					7,149
Exercise of share options (in shares)	2,199,817	[1]	2,199,817		2,074,400
Exercise of share options	12,792				284	12,508
Dividends declared	(79,043)									(79,043)
Ending Balance at Dec. 31, 2012	$ 187,509				$ 10,316	$ 69,637	$ 23,231	$ 743	$ 23,974	$ 82,952	$ 630
Ending Balance (in shares) at Dec. 31, 2012			56,013,735	24,336,650

[1]	Included both Class A and Class B ordinary shares.